INCOME TAXES (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (3,808)	$ (3,207)
Statutory U.K. income tax rate	25.00%	19.00%
Loss at statutory income tax rate	$ 952	$ 609
Change from increase in deferred income tax rate		192
Recognition of deferred tax assets
Foreign currency effect	110	4,304
Income tax benefit	$ 1,062	$ 5,105